Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2010 CNY	Mar. 31, 2012 USD USD ($)
Cash flows from operating activities:
Net income (loss)	55,841,470	19,754,016	(35,349,991)	$ 8,867,244
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Unrealized foreign currency exchange loss (gain)	(857,940)	(1,778,813)	89,294	(136,235)
Provision for doubtful accounts	2,350,990	2,235,627	27,052,862	373,321
Write-off of prepayments			5,478,250
Write-down of inventories		2,033,211	85,897
Depreciation and amortization	11,278,264	13,635,560	12,750,481	1,790,911
Loss from disposal of property and equipment	4,067	125,893		646
Share-based compensation	12,264,397	4,651,971	7,495,718	1,947,503
Deferred income tax benefit (expense)	1,149,668	(3,891,524)	(287,906)	182,559
Changes in operating assets and liabilities:
Accounts receivable	(37,143,965)	33,330,718	(38,876,128)	(5,898,208)
Income tax payable (receivable)	(3,831,623)	2,276,045	(3,789,803)	(608,436)
Inventories	(29,473)	(262,900)	86,143	(4,680)
Prepaid expenses and other current assets	(1,971,939)	1,149,849	1,200,882	(313,130)
Other assets	(1,465,719)		(326,147)	(232,746)
Accrued expenses and other payables	14,255,685	(3,856,480)	11,778,603	2,263,706
Deferred revenues	7,508,984	(7,304,694)	(15,353,375)	1,192,375
Net cash provided by (used in) operating activities	59,352,866	62,098,479	(27,965,220)	9,424,830
Cash flows from investing activities :
Cash paid for property and equipment	(5,367,648)	(3,875,495)	(59,357,111)	(852,345)
Cash receipt from property and equipment disposal	20,640			3,277
Payment for JDX acquisition			(2,305,553)
Net cash used in investing activities	(5,347,008)	(3,875,495)	(61,662,664)	(849,068)
Cash flows from financing activities :
Proceeds from exercise of share options	631,844			100,333
Cash paid for repurchase of common shares			(11,896,328)
Collection of receivable from shareholders	1,035,796		5,226,173	164,477
Special cash dividend	(63,634,726)			(10,104,760)
Net cash used in financing activities	(61,967,086)		(6,670,155)	(9,839,950)
Effect of foreign exchange rate changes on cash	(2,929,270)	(4,039,042)	(330,780)	(465,149)
Net increase(decrease) in cash	(10,890,498)	54,183,942	(96,628,819)	(1,729,337)
Cash at beginning of year	268,058,194	213,874,252	310,503,071	42,565,811
Cash at end of year	257,167,696	268,058,194	213,874,252	40,836,474
Supplemental disclosures of cash flow information :
Net cash paid for income tax	17,021,037	4,927,766	9,819,855	2,702,824
Non-cash investing and financing activities:
Acquisition of property and equipment included in accrued expenses and other payables	349,090	322,477	574,892	55,433
Deposit included in other assets applied to the acquisition of property and equipment			400,000
Receivable from shareholders for exercise of common share options		1,035,796